CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 38,563	$ 97,376	$ 77,351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	59,878	58,135	54,129
Gain on sale of assets	(4,596)	(16,555)	(10,375)
Unrealized loss on inventory valuation	3,837	1,262	1,869
Amortization and write-off of deferred finance charges	2,750	2,956	2,481
Unrealized (gain)/loss on derivatives	(6,997)	2,898	(204)
Unrealized foreign exchange loss/(gain)	13,111	(5,784)	882
Share based compensation	150	150	144
Change in:
Accounts receivable	4,492	(4,560)	(2,311)
Due from Managers	(1,491)	(815)	8
Inventories	(7,959)	928	(683)
Accrued revenue	288	(339)	323
Prepaid expenses and other current assets	1,645	(395)	(849)
Due to Managers	(6)	33	(58)
Trade accounts payable	3,520	(1,116)	385
Accrued liabilities	(4,073)	4,666	160
Non current assets & Other liabilities	805	(3,443)	1,704
Unearned revenue	(1,625)	(4,939)	(2,749)
Net Cash Provided by Operating Activities	102,292	130,458	122,207
Cash Flows from Investing Activities:
Vessel advances	(41,992)	(144,775)	(209,103)
Proceeds from sale of assets	23,389	77,996	30,773
Acquisition of short term investment	(4,811)	0	0
Increase in bank time deposits	(118,698)	(81,988)	(52,870)
Maturity of bank time deposits	151,812	77,035	79,474
Net Cash (Used in)/Provided by Investing Activities	9,700	(71,732)	(151,726)
Cash Flows from Financing Activities:
Proceeds from long-term debt	214,950	248,300	255,200
Principal payments of long-term debt	(225,486)	(212,140)	(165,226)
Dividends paid	(28,610)	(29,502)	(30,678)
Payment of deferred financing costs	(2,211)	(2,844)	(2,846)
Other financing liability payments	0	(755)	(1,087)
Repurchase of common stock	(11,014)	(28,917)	(26,222)
Net Cash Provided by/(Used in) Financing Activities	(52,371)	(25,858)	29,141
Net (decrease)/increase in cash, cash equivalents and restricted cash	59,621	32,868	(378)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	75	(371)	353
Cash, cash equivalents and restricted cash at beginning of year	91,558	59,061	59,086
Cash, cash equivalents and restricted cash at end of year	151,254	91,558	59,061
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	35,195	29,452	22,340
Non Cash Investing and Financing Activities:
Unpaid financing fees	181	150	103
Unpaid capital expenditures	176	136	842
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	141,579	81,083	48,191
Restricted cash – Current assets	0	3,000	2,020
Restricted cash – Non current assets	9,675	7,475	8,850
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 151,254	$ 91,558	$ 59,061